LOANS - Additional Information (Detail)	12 Months Ended
	Dec. 31, 2017 USD ($) loans	Dec. 31, 2016 USD ($) loans	Dec. 31, 2015 USD ($) loans	Dec. 31, 2014 USD ($)
Accounts, Notes, Loans and Financing Receivable [Line Items]
Indemnification valuation adjustment	$ (5,100,000)
Accruing TDRs performing in accordance with restructured terms for more than one year	17,200,000	$ 22,600,000	$ 10,300,000
Restructured Loans, Accrual Status	17,500,000	30,200,000	28,900,000
Purchased impaired loans, carrying balance	$ 104,960,000	138,049,000
Loans, Federal Deposit Insurance Corporation Reimbursement Percentage on Losses Below Threshold	80.00%
Loans, Federal Deposit Insurance Corporation Reimbursement Percentage on Losses Above Threshold	95.00%
Restructured Loans, Nonaccrual Status	$ 6,400,000	5,100,000	9,300,000
Restructured Loans, Allowance for Loan and Lease Losses Included in Reserves	1,300,000	1,900,000	6,300,000
Gain (loss) on sale of other real estate owned	(642,000)	1,212,000	(1,861,000)
Real Estate Acquired Through Foreclosure	2,781,000	6,284,000	13,254,000	$ 22,674,000
Loans and Leases Receivable, Impaired, Commitment to Lend		900,000	1,800,000
Restructured Loans, Portion Determined to be Uncollectible	$ 300,000	$ 500,000	$ 2,700,000
Number of Restructured Loans | loans	214	247	271
Total restructured loans	$ 23,900,000	$ 35,400,000	$ 38,200,000
Residential real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Restructured Loans, Loan Relationships, Review Threshold Amount Minimum	$ 250,000